UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-03657

DWS State Tax-Free Income Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  8/31

Date of reporting period: 5/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2010 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.7%
California 83.0%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	1,088,151
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	701,470
Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,155,520
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,124,820
Series A, 6.0%, 9/1/2024 (a)	3,500,000	4,012,715
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025 (a)	5,000,000	5,186,700
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,274,635
Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	1,028,748
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015 (a)	3,400,000	3,783,044
6.0%, 4/1/2022 (a)	13,500,000	15,559,830
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,184,900
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,472,640
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,984,282
California, Educational Facilities Authority Revenue, Art Center College of Design, Series B, 0.22% *, 12/1/2032, Wells Fargo Bank NA (b)	1,500,000	1,500,000
California, Educational Facilities Authority Revenue, Pitzer College, 6.0%, 4/1/2040	10,000,000	10,753,000
California, Health Facilities Finance Authority Revenue, Kaiser Permanente, Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	4,700,815
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	4,000,000	4,316,440
California, Health Facilities Financing Authority Revenue, Providence Health & Services:
Series B, 5.5%, 10/1/2039	2,500,000	2,632,250
Series C, 6.5%, 10/1/2033	2,000,000	2,284,460
California, Health Facilities Financing Authority Revenue, Scripps Health, Series C, 0.22% *, 10/1/2040, Barclays Bank PLC (b)	1,000,000	1,000,000
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,791,274
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,291,454
California, Housing Finance Agency Revenue, Home Mortgage, Series D, AMT, 0.27% *, 2/1/2043	1,985,000	1,985,000
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	5,200,000	5,520,892
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	6,820,000	8,011,045
California, Marin Water District Financing Authority Revenue:
Series A, 5.0%, 7/1/2035	2,830,000	2,994,253
Series A, 5.0%, 7/1/2040	9,675,000	10,179,841
California, Napa Valley Unified School District, Election of 2006:
Series A, Zero Coupon, 8/1/2027	2,340,000	913,864
Series A, Zero Coupon, 8/1/2028	2,745,000	1,000,662
Series A, Zero Coupon, 8/1/2029	3,390,000	1,158,194
California, Residential Efficiency Financing Authority, Certificates of Participation, Capital Improvements, Series 2007, 5.5%, 4/1/2017 (a)	35,000	35,130
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	10,000,000	11,051,700
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	3,575,000	3,819,173
California, Single Family Housing Revenue, Mortgage Finance Authority, Series B, AMT, 7.3%, 6/1/2031	20,000	20,552
California, South Bayside Waste Management Authority Revenue, Solid Waste Enterprise, Shoreway Environmental, Series A, 6.0%, 9/1/2036	5,000,000	5,223,250
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	3,150,000	2,507,495
Series A-1, 5.75%, 6/1/2047	11,485,000	8,421,606
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,016,690
Series A-2, 7.4%, 9/1/2010	3,365,000	3,421,162
California, State Department of Water Resources, Power Supply Revenue, Series C-1, 0.32% *, 5/1/2022, Dexia Credit Local (b)	1,500,000	1,500,000
California, State General Obligation:
5.125%, 4/1/2024	7,400,000	7,618,374
5.125%, 11/1/2024	1,000,000	1,030,280
6.0%, 4/1/2038	7,450,000	8,132,271
6.25%, 11/1/2034	10,000,000	11,168,900
6.5%, 4/1/2033	14,610,000	16,552,399
California, State General Obligation, Various Purposes:
5.0%, 11/1/2026	10,000,000	10,242,500
5.0%, 12/1/2031 (a)	10,000,000	9,973,800
6.0%, 11/1/2039	10,000,000	10,964,300
California, State Public Works Board, Lease Revenue, Capital Projects:
Series G-1, 5.75%, 10/1/2030	5,500,000	5,667,805
Series I-1, 6.375%, 11/1/2034	3,000,000	3,203,400
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,673,268
California, State University Revenue:
Series A, 5.0%, 11/1/2024 (a)	5,000,000	5,144,950
Series A, 5.25%, 11/1/2038	6,500,000	6,801,340
California, Statewide Communities Development Authority Revenue, American Baptist Homes West, 6.25%, 10/1/2039	7,000,000	7,023,800
California, Statewide Communities Development Authority Revenue, Azusa Pacific University Project, 1.75% *, 4/1/2039, Allied Irish Bank PLC (b)	695,000	695,000
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	8,650,000	9,124,193
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Children's Hospital of Los Angeles, 6.0%, 6/1/2010 (a)	1,000,000	1,000,330
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series B, 0.975% **, 4/1/2036	5,000,000	3,337,500
California, Statewide Communities Development Authority Revenue, The Master's College & Seminary, 0.23% *, 2/1/2037, US Bank NA (b)	700,000	700,000
California, Statewide Communities Development Authority, Certificates of Participation, 0.3% *, 2/1/2028, Union Bank of CA (b)	995,000	995,000
California, Statewide Communities Development Authority, Certificates of Participation, Sutter Health, 6.0%, 8/15/2017 (a)	1,000,000	1,010,390
California, Statewide Communities Development Authority, Multifamily Housing Revenue, Irvine Apartment Communities Project, Series W-2, AMT, 0.32% *, 9/15/2029, Wells Fargo Bank NA (b)	500,000	500,000
California, Western Municipal Water District Facilities Authority Revenue, Series B, 5.0%, 10/1/2039	19,155,000	19,922,158
Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	2,138,294
Castaic Lake, CA, Water Agency Revenue, Certificates of Participation, 1994 Refunding Project, Series A, 0.23% *, 8/1/2020, Wells Fargo Bank NA (b)	400,000	400,000
Chino Valley, CA, Unified School District, Election of 2002, Series C, 5.25%, 8/1/2030 (a)	5,000,000	5,124,700
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,650,000	3,426,848
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	10,305,557
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a)	1,950,000	1,953,764
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	1,172,544
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	810,211
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037 (a) (c)	10,000,000	10,472,000
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	3,003,360
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,690,820
Zero Coupon, 5/1/2016 (a)	3,335,000	2,660,530
ETM, Zero Coupon, 11/1/2017 (a)	5,500,000	4,483,215
Zero Coupon, 11/1/2018 (a)	4,605,000	3,093,086
ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	4,911,480
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	8,072,800
ETM, Zero Coupon, 1/1/2020 (a)	10,000,000	7,278,100
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	3,912,081
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017 (a)	5,975,000	3,872,218
Zero Coupon, 1/15/2018 (a)	6,250,000	3,738,313
Zero Coupon, 1/15/2025	10,000,000	3,670,000
5.8%, 1/15/2020 (a)	6,500,000	6,672,315
5.875%, 1/15/2026	5,000,000	5,096,600
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	1,986,283
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,315,180
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	356,048
Las Virgenes, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,994,964
Long Beach, CA, Port Authority Revenue:
Series A, AMT, 6.0%, 5/15/2017 (a)	1,500,000	1,740,405
Series A, AMT, 6.0%, 5/15/2018 (a)	4,000,000	4,633,720
Los Angeles County, CA, Core City General Obligation Lease, Convention & Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,065,560
Los Angeles County, CA, Multifamily Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.26% *, 12/1/2032	800,000	800,000
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,232,700
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	15,000,000	15,366,450
Los Angeles, CA, Department of Water & Power Revenue, Power Systems:
Series A-3, 0.22% *, 7/1/2035	2,400,000	2,400,000
Series A-7, 0.25% *, 7/1/2035	3,000,000	3,000,000
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)	2,000,000	2,482,920
Los Angeles, CA, Unified School District, Series F, 5.0%, 1/1/2034	7,540,000	7,688,689
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	788,040
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,817,187
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,757,356
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,686,406
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, Series A, AMT, 7.375%, 9/1/2027	3,495,000	3,455,821
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,494,752
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,961,975
5.0%, 9/1/2026 (a)	7,155,000	7,592,170
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	265,982
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	906,968
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	11,132,500
Rancho, CA, Water District Financing Authority Revenue:
Series A, 5.0%, 8/1/2027 (a)	14,100,000	14,614,791
Series A, 5.0%, 8/1/2029 (a)	8,400,000	8,638,980
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	1,201,169
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,428,735
Zero Coupon, 6/1/2016 (a)	2,395,000	1,840,102
Sacramento County, CA, Airport Systems Revenue, Series B, 5.75%, 7/1/2039	2,500,000	2,711,625
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,099,289
6.0%, 9/1/2011	850,000	856,443
6.125%, 9/1/2014	605,000	608,086
6.3%, 9/1/2021	1,500,000	1,502,190
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41:
Series B, 0.739% **, 6/1/2039 (a)	10,000,000	6,350,000
Series A, 5.0%, 6/1/2026 (a)	11,435,000	11,685,770
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026 (a)	2,615,000	2,811,543
Series U, 5.0%, 8/15/2028 (a)	2,045,000	2,167,741
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,370,190
Sacramento, CA, Other General Obligation Lease, City Financing Authority, Series A, 5.4%, 11/1/2020 (a)	5,000,000	5,357,650
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,940,342
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,132,640
Series A, 6.0%, 9/1/2014 (a)	2,195,000	2,536,366
Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,165,510
San Bernardino, CA, County General Obligation, Medical Center Financing Project, 5.5%, 8/1/2017 (a)	3,965,000	4,099,413
San Bernardino, CA, Other Revenue Lease, Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,454,655
San Bruno Park, CA, School District, General Obligation:
Zero Coupon, 8/1/2017 (a)	1,000,000	766,330
Zero Coupon, 8/1/2019 (a)	1,100,000	737,055
San Diego, CA, Community College District, Election of 2002, 5.25%, 8/1/2033	10,000,000	10,658,700
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue, Series A, 5.25%, 5/15/2039	10,000,000	10,631,500
San Diego, CA, School District General Obligation, Election of 1998, Series B, 6.0%, 7/1/2019 (a)	3,350,000	4,107,033
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,526,378
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 6.0%, 5/1/2039	15,000,000	16,603,350
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series B, 5.0%, 11/1/2039	12,500,000	13,043,750
Series A, 5.125%, 11/1/2039	10,400,000	10,968,048
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	9,028,601
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,364,398
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,478,997
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,515,254
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,678,686
San Jose, CA, School District General Obligation, Unified School District, Series A, ETM, Zero Coupon, 8/1/2017 (a)	1,350,000	1,110,227
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,505,000	1,840,344
San Leandro, CA, Unified School District, Election of 2006, Convertible Capital Appreciation, Series C, Step-up Coupon, 0% to 8/1/2026, 7.0% to 8/1/2039 (a)	30,000,000	11,094,600
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,589,110
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,508,640
Santa Ana, CA, Other General Obligation, Police Administration & Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,178,300
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	1,095,983
5.5%, 9/1/2018 (a)	1,060,000	1,153,163
5.6%, 9/1/2019 (a)	1,115,000	1,216,922
5.6%, 9/1/2020 (a)	1,180,000	1,280,276
5.65%, 9/1/2024 (a)	1,445,000	1,532,249
5.65%, 9/1/2025 (a)	1,520,000	1,602,810
5.65%, 9/1/2026 (a)	1,605,000	1,681,655
Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,095,530
Series B, 7.25%, 8/1/2013 (a)	3,400,000	3,899,154
Santaluz, CA, Special Tax Bonds, Santaluz Community Facilities District No. 2, Improvement Area No. 1:
6.25%, 9/1/2021	1,985,000	1,987,660
6.375%, 9/1/2030	4,855,000	4,858,252
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,711,840
Southern California, Metropolitan Water District:
Series C, 5.0%, 7/1/2031	5,195,000	5,589,560
Series C, 5.0%, 7/1/2035	3,000,000	3,190,200
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B, 0.24% *, 7/1/2028	2,000,000	2,000,000
Series A, 5.75%, 7/1/2021	1,120,000	1,349,163
Series A, ETM, 5.75%, 7/1/2021	880,000	1,049,154
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,828,548
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	1,051,050
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,576,080
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040 (d)	10,000,000	10,190,400

		709,912,707
Puerto Rico 10.7%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	8,407,120
Commonwealth of Puerto Rico, General Obligation, Public Improvement:
Series A, 5.25%, 7/1/2022	2,000,000	2,059,720
Series A, 5.5%, 7/1/2019 (a)	22,650,000	24,578,874
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017 (a)	2,105,000	2,342,655
Series JJ, 5.375%, 7/1/2018 (a)	8,710,000	9,667,229
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)	7,250,000	8,343,662
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,129,210
Series A, 6.25%, 7/1/2016 (a)	750,000	879,750
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	2,740,000	2,845,545
Series A, 6.5%, 8/1/2044	10,000,000	11,328,200
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Convertible Capital Appreciation:
Series A, Step-up Coupon, 0% to 8/1/2016, 6.75% to 8/1/2032	10,000,000	8,143,200
Series A, Step-up Coupon, 0% to 8/1/2019, 6.25% to 8/1/2033	3,600,000	2,253,780
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	4,021,202
5.65%, 7/1/2015 (a)	1,000,000	1,104,150
6.5%, 7/1/2015 (a)	4,000,000	4,564,280

		91,668,577
Virgin Islands 1.0%
Virgin Islands, Public Finance Authority Revenue, Capital Projects, Series A-1, 5.0%, 10/1/2039	875,000	875,586
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	7,500,000	7,727,025

		8,602,611

Total Municipal Bonds and Notes (Cost $767,514,895)		810,183,895
Municipal Inverse Floating Rate Notes (e) 16.3%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (f)	11,475,000	11,901,241
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 13.344%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (f)	13,870,000	14,739,964
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 17.528%, 4/1/2031, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (f)	17,205,000	18,173,747
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 17.545%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election of 2002, Series A, 5.0%, 8/1/2026 (a) (f)	10,630,000	11,273,168
Trust: California, State Community Center, Series 2008-1154, 144A, 9.15%, 8/1/2026, Leverage Factor at purchase date: 2 to 1
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (f)	3,158,944	3,514,749
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (f)	2,257,732	2,512,031
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (f)	1,881,443	2,093,359
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 12.537%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (f)	10,420,000	11,209,940
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.48%, 5/15/2039, Leverage Factor at purchase date: 4 to 1
California, University of California Revenues, Series O, 5.75%, 5/15/2034 (f)	5,000,000	5,643,575
Trust: California, University of California Revenues, Series 3368, 144A, 20.48%, 5/15/2034, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (f)	10,000,000	11,293,200
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 26.8%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
Los Angeles, CA, Department of Water & Power Revenue, Series A, 5.0%, 7/1/2039 (f)	10,000,000	10,363,450
Trust: Los Angeles, CA, Department of Water & Power Revenue, Series 3325, 144A, 17.45%, 7/1/2039, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Wastewater Systems Revenue, Series A, 5.75%, 6/1/2034 (f)	10,000,000	11,176,450
Trust: Los Angeles, CA, Wastewater Systems Revenue, Series 3371-1, 144A, 20.48%, 6/1/2034, Leverage Factor at purchase date: 4 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (a) (f)	2,137,063	2,264,145
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (a) (f)	1,944,611	2,060,248
Trust: San Diego County, CA, Water Utility Improvements, Certificates of Participation, Series 2008-1104, 144A, 9.153%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (f)	10,002,999	10,650,089
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 13.497%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (f)	10,000,000	10,324,400
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 9.15%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $131,341,894)		139,193,756

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $898,856,789) †	111.0	949,377,651
Other Assets and Liabilities, Net	(11.0)	(93,917,185)

Net Assets	100.0	855,460,466

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of May 31, 2010.

**
These securities are shown at their current rate as of May 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $897,890,783.  At May 31, 2010, net unrealized appreciation for all securities based on tax cost was $51,486,868.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $60,031,888 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,545,020.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	2.9
Assured Guaranty Corp.	1.2
Assured Guaranty Municipal Corp.	6.4
Financial Guaranty Insurance Co.	7.9
National Public Finance Guarantee Corp.	19.8
Radian Asset Assurance, Inc.	1.6
XL Capital Assurance	1.3

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.
(b)	Security incorporates a letter of credit from the bank listed.
(c)	At May 31, 2010, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(d)	When-issued security.
(e)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(f)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At May 31, 2010, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Depreciation ($)

1/11/2011 1/11/2016	25,000,000	1	Fixed — 3.787%	Floating — LIBOR	(1,089,290)	—	(1,089,290)
1/12/2011 1/12/2016	25,000,000	2	Fixed — 3.796%	Floating — LIBOR	(1,097,532)	—	(1,097,532)
6/2/2010 6/2/2029	10,500,000	2	Fixed — 4.446%	Floating — LIBOR	(798,002)	—	(798,002)
7/14/2010 7/14/2029	15,100,000	1	Fixed — 4.133%	Floating — LIBOR	(427,379)	—	(427,379)
2/7/2011 2/7/2030	10,500,000	2	Fixed — 4.692%	Floating — LIBOR	(877,466)	—	(877,466)

Total unrealized depreciation on open interest rate swaps	(4,289,669)

Counterparties:
1	Citigroup, Inc.
2	JPMorgan Chase Securities, Inc.
LIBOR: London InterBank Offered Rate

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(g)	$—	$949,377,651	$—	$949,377,651
Total	$—	$949,377,651	$—	$949,377,651

Liabilities
Derivatives(h)	$—	$(4,289,669)	$—	$(4,289,669)
Total	$—	$(4,289,669)	$—	$(4,289,669)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on interest rate swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Municipal Bonds and Notes
Balance as of August 31, 2009	$804,324
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Amortization premium/discount	—
Net purchases (sales)	—
Net transfers into Level 3	—
Net transfers (out) of Level 3	(804,324	) (i)
Balance as of May 31, 2010	$—
Net change in unrealized appreciation (depreciation) from investments still held at May 31, 2010	$—

(i)	This investment was transferred from Level 3 to Level 2 because an unobservable market input previously used to fair value this investment no longer applies.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (4,289,669)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark Michael G. Clark President

Date:	July 19, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2010